Other Operating Gains Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 29	$ 48
Refinitiv [member]
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 6